SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

November 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 152 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 23, 2015 with a designated effective date of November 24, 2015 (Accession # 0001193125-15-385427).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden
Secretary

cc:	W. John McGuire, Esq.